1A. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
A. Summary Of Significant Accounting Policies Tables
Earnings (Loss) Per Common Share
	2013	2014
Weighted average shares outstanding – used to compute basic earnings (loss) per share	7,363,482	7,982,704
Net effect of dilutive potential common shares outstanding, based on the treasury stock method	––	––
Weighted average shares outstanding – used to compute diluted earnings (loss) per share	7,363,482	7,982,704